Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,513	$ 13,732	$ 13,837	$ 14,914	$ 12,713	$ 12,100	$ 10,899	$ 11,375	$ 9,945
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,910	10,202
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,906,571	1,490,443	1,497,727	1,610,726	1,368,058	1,296,463	1,164,501	1,210,900	1,056,332
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,922,735	1,501,113	1,507,387	1,619,775	1,374,129	1,302,184	1,166,556	1,213,237	1,056,446
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 24,957	18,942	15,680	19,763	15,508	14,042	13,851	12,617	10,634
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 15,916	12,080
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 2,495,688	1,894,178	1,567,996	1,976,289	1,550,814	1,404,174	1,385,069	1,261,740	1,063,431
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 2,495,688	1,894,178	1,567,996	1,976,289	1,550,814	1,404,174	1,385,069	1,261,740	1,063,431
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 17,559	13,541	12,787	13,707	11,224	13,141	11,581	12,036	10,731
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 13,732	10,590
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 1,755,898	1,354,075	1,278,687	1,370,747	1,122,396	1,314,148	1,158,114	1,203,638	1,073,147
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 1,755,898	$ 1,354,075	$ 1,278,687	$ 1,370,747	$ 1,122,396	$ 1,314,148	$ 1,158,114	$ 1,203,638	$ 1,073,147